Financial Instruments - Summary of Carrying Amounts and Fair values of Group's Financial Instruments (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount		€ 58,756
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount		58,300
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	€ 130,405	148,519
Short-Term Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	217,222	154,930
Bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities		58,756
Bonds [member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount		58,756
Bonds [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount		58,300
Accounts receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	330	1,111
Other current/non-current assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	5,158	2,402
Accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	19,212	11,735
Other current liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	58	54
Liabilities for warrants [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	22,622	16,914
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	16,822	14,563
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	22,622	16,914
Financial liabilities at fair value through profit or loss, category [member] | Liabilities for warrants [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	22,622	16,914
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	36,092	26,352
Financial liabilities at amortised cost, category [member] | Accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	19,212	11,735
Financial liabilities at amortised cost, category [member] | Other current liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	58	54
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	16,822	14,563
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	353,115	365,718
Financial assets at amortised cost, category [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	130,405	148,519
Financial assets at amortised cost, category [member] | Short-Term Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	217,222	154,930
Financial assets at amortised cost, category [member] | Bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount		58,756
Financial assets at amortised cost, category [member] | Accounts receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	330	1,111
Financial assets at amortised cost, category [member] | Other current/non-current assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	€ 5,158	€ 2,402